Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw materials	€ 55,263	€ 39,071
Semi-finished products	12,598	5,791
Finished goods	6,117	8,063
Total inventories	€ 73,978	€ 52,925